PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 117,734,327			¥ 119,659,843
Less: accumulated depreciation and amortization		(60,504,600)			(67,790,929)
Property and equipment, net		57,229,727		$ 7,535,581	51,868,914
Total depreciation expense	¥ 8,692,093	8,418,634	¥ 7,044,777
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	3,283,130	2,923,170	2,218,458
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	1,064,370	879,228	199,886
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	601,509	514,458	464,404
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 3,743,084	4,101,778	¥ 4,162,029
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		53,049,213			53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		27,972,606			28,964,985
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,358,500			2,471,985
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		15,833,639			15,994,016
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,401,570			2,767,358
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 16,118,799			¥ 16,412,286